Segment Information (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($) item	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) segment item	Jun. 30, 2020 USD ($)	Dec. 31, 2020 item
Segment Information
Revenues	$ 70,937	$ 70,259	$ 142,418	$ 138,083
Number Of Vessels | item	17		17		16
Number of reportable segments | segment			1
Eni Trading and Shipping S.p.A.
Segment Information
Revenues	$ 10,915	10,953	$ 21,748	22,088
Fronape International Company, a subsidiary of Petrobras Transporte S.A.
Segment Information
Revenues	11,249	11,249	22,378	22,498
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.
Segment Information
Revenues	9,282	9,285	18,075	15,178
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell
Segment Information
Revenues	16,168	20,512	32,156	41,236
Galp Sinopec Brasil Services B.V.
Segment Information
Revenues	$ 8,881	$ 8,881	$ 17,665	$ 17,763
Revenues [Member] | Eni Trading and Shipping S.p.A. | Customer Concentration Risk [Member]
Segment Information
Benchmark percentage of revenues and combined revenues concentration	16.00%	16.00%	16.00%	16.00%
Revenues [Member] | Fronape International Company, a subsidiary of Petrobras Transporte S.A. | Customer Concentration Risk [Member]
Segment Information
Benchmark percentage of revenues and combined revenues concentration	17.00%	16.00%	17.00%	16.00%
Revenues [Member] | Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V. | Customer Concentration Risk [Member]
Segment Information
Benchmark percentage of revenues and combined revenues concentration	14.00%	13.00%	14.00%	11.00%
Revenues [Member] | Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell | Customer Concentration Risk [Member]
Segment Information
Benchmark percentage of revenues and combined revenues concentration	24.00%	29.00%	24.00%	30.00%
Revenues [Member] | Galp Sinopec Brasil Services B.V. | Customer Concentration Risk [Member]
Segment Information
Benchmark percentage of revenues and combined revenues concentration	13.00%	13.00%	13.00%	13.00%
Minimum [Member] | Revenues [Member] | Customer Concentration Risk [Member]
Segment Information
Benchmark percentage of revenues and combined revenues concentration	10.00%	10.00%	10.00%	10.00%